Offerings - Offering: 1	Apr. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.50 par value per share, reserved for issuance pursuant to the Registrant's 2026 Equity Incentive Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	2.305
Maximum Aggregate Offering Price	$ 11,525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,591.60
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional class A ordinary shares ("Class A Ordinary Shares") of Utime Limited (the "Registrant") that become issuable under the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") by reason of any share dividend, share split, recapitalizations, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of the Registrant's Class A Ordinary Shares, as applicable. Represents the 5,000,000 Class A Ordinary Shares that were reserved for future issuance under the 2026 Plan, which was approved by the Registrant's board of directors (the "Board") on April 24, 2026. Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon $2.305, which is the average of the high and low selling prices per share of the Registrant's Class A Ordinary Shares on April 22, 2026 as reported on the Nasdaq Capital Market.